Biotricity, Inc. - Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement
Revenue
Expenses:
General and administrative expenses	[1]	534,438	293,694	869,524	1,732,905	3,986,550	873,541
Research and development expenses	[2]	266,370	198,319	507,859	565,513	1,143,453	832,661
Total Operating Expenses		800,808	492,013	1,377,383	2,298,418	5,130,003	1,706,202
Accretion expense	[3]	120,531		194,103		59,875
Change in fair value of derivative liabilities	[4]	123,268		742,227		(4,026)
Net loss before income taxes		(1,044,607)	(492,013)	(2,313,713)	(2,298,418)	(5,185,852)	(1,706,202)
Income taxes
Net loss		(1,044,607)	(492,013)	(2,313,713)	(2,298,418)	(5,185,852)	(1,706,202)
Translation adjustment		(129,591)	193,585	(191,109)	59,655	(35,313)	3,050
Net loss and comprehensive loss		$ (1,174,198)	$ (298,428)	$ (2,054,822)	$ (2,238,763)	$ (5,221,165)	$ (1,703,152)
Loss per share, basic and diluted		$ (0.0418)	$ (0.0232)	$ (0.0925)	$ (0.1053)	$ (0.24)	$ (0.09)
Weighted average number of common shares outstanding		24,999,978	21,247,744	24,999,978	21,832,673	21,852,834	19,747,949

[1]	See Stockholders' Deficiency and Related Party Transaction Note
[2]	See Commitments Note
[3]	See Convertible Promissory Note
[4]	See Derivative Liabilities Note